Customer Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Customer Accounts Disclosure [Abstract]
Summary of Customer Accounts

	2022	2023
Individuals
Term deposits	3,057,870	4,316,825
Current accounts	700,957	826,328
Total due to individuals	3,758,827	5,143,153

Corporate customers
Term deposits	59,638	44,233
Current accounts	182,225	254,070

Total due to corporate customers	241,863	298,303

Total customer accounts	4,000,690	5,441,456